Summary of Significant Accounting Policies - Stock Option Fair Value Assumptions (Details) - shares	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		0			1,327,475
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Volatility			41.20%	43.10%	40.20%	41.90%
Risk-free rate of return, minimum			2.60%	1.30%	2.60%	1.90%
Risk-free rate of return, maximum			2.80%	2.30%	2.90%	2.20%
Expected life			6 years 4 months 13 days	6 years 6 months	6 years 4 months 2 days	6 years 4 months 17 days
Stock Options | Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility	0.00%	0.00%
Risk-free rate of return	0.00%	0.00%
Expected life	0 years